Summary of Significant Accounting Policies (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Disaggregated revenue
Total revenues	$ 341,281	$ 295,836	$ 1,368,295	$ 1,214,362	$ 974,175
United States
Disaggregated revenue
Total revenues	302,097	265,520	1,214,418	1,070,173	822,028
Canada
Disaggregated revenue
Total revenues	36,281	28,081	144,409	133,035	143,864
Mexico
Disaggregated revenue
Total revenues	2,903	2,235	9,468	11,154	8,283
Fastening and Hardware
Disaggregated revenue
Total revenues	200,693	175,708	838,358	728,489	718,455
Personal Protective
Disaggregated revenue
Total revenues	84,340	62,789	317,766	245,769	55,448
Keys and Key Accessories
Disaggregated revenue
Total revenues	42,455	44,404	160,706	189,460	148,115
Engraving
Disaggregated revenue
Total revenues	13,786	12,925	51,429	50,622	52,157
Resharp
Disaggregated revenue
Total revenues	7	10	36	22
Hardware and Protective Solutions
Disaggregated revenue
Total revenues	250,929	213,176	1,024,392	853,016	636,717
Hardware and Protective Solutions | United States
Disaggregated revenue
Total revenues	246,797	209,677	1,007,135	835,957	626,490
Hardware and Protective Solutions | Canada
Disaggregated revenue
Total revenues	1,229	1,264	7,789	5,905	1,944
Hardware and Protective Solutions | Mexico
Disaggregated revenue
Total revenues	2,903	2,235	9,468	11,154	8,283
Hardware and Protective Solutions | Fastening and Hardware
Disaggregated revenue
Total revenues	166,602	150,387	706,865	607,247	581,269
Hardware and Protective Solutions | Personal Protective
Disaggregated revenue
Total revenues	84,327	62,789	317,527	245,769	55,448
Robotics and Digital Solutions
Disaggregated revenue
Total revenues	55,879	56,308	209,287	236,086	196,043
Robotics and Digital Solutions | United States
Disaggregated revenue
Total revenues	55,300	55,843	207,283	234,216	195,538
Robotics and Digital Solutions | Canada
Disaggregated revenue
Total revenues	579	465	2,004	1,870	505
Robotics and Digital Solutions | Keys and Key Accessories
Disaggregated revenue
Total revenues	42,094	43,375	157,828	185,451	143,898
Robotics and Digital Solutions | Engraving
Disaggregated revenue
Total revenues	13,778	12,923	51,423	50,613	$ 52,145
Robotics and Digital Solutions | Resharp
Disaggregated revenue
Total revenues	7	10	$ 36	$ 22
Canada
Disaggregated revenue
Total revenues	34,473	26,352
Canada | Canada
Disaggregated revenue
Total revenues	34,473	26,352
Canada | Fastening and Hardware
Disaggregated revenue
Total revenues	34,091	25,321
Canada | Personal Protective
Disaggregated revenue
Total revenues	13
Canada | Keys and Key Accessories
Disaggregated revenue
Total revenues	361	1,029
Canada | Engraving
Disaggregated revenue
Total revenues	$ 8	$ 2